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Stuart Strauss stuart.strauss@dechert.com +1 212 698 3529 Direct +1 212 698 0453 Fax

VIA EDGAR

February 4, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Market Vectors ETF Trust Securities Act File No. 333-123257 Investment Company Act File No. 811-10325

Ladies and Gentlemen:

On behalf of Market Vectors ETF Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses contained in Post-Effective Amendment No. 1,779 to the Registrant’s Registration Statement on Form N-1A, filed on January 23, 2015, constituting the most recent effective amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on January 23, 2015, accession number 0000930413-15-000221.

If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 698-3529 or Joseph McClain at (212) 698-3868.

  Very truly yours,

  /s/ Stuart M. Strauss

  Stuart M. Strauss

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